Cryptocurrencies - Schedule of Cryptocurrencies (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Cryptocurrencies [Line Items]
Cost Basis	¥ 636,266,227
Fair Value	¥ 768,555,420	¥ 242,889,085
BNB [Member]
Schedule of Cryptocurrencies [Line Items]
Quantity	126,662
Cost Basis	¥ 636,265,511
Fair Value	¥ 768,554,830
Others [Member]
Schedule of Cryptocurrencies [Line Items]
Quantity
Cost Basis	¥ 716
Fair Value	¥ 590